Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Due from Government institutions	$ 2,639	$ 2,623
Interest receivable	1,638	463
Prepaid expenses	2,380	2,025
Other	840	542
Other current assets	$ 7,497	$ 5,653